Other Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Other Receivables [Abstract]
Summary of other Receivables

	March 31, 2014	December 31, 2013
Deposits to supermarkets	$181,999	$117,661
Loan receivables	1,753,031	589,159
Travel advances to employees	32,314	21,785
Others	381	1,028
	1,967,725	729,633
Less: Allowance for doubtful accounts	(228,405)	(230,330)
	$1,739,320	$499,303

	December 31,
	2013	2012
Deposits to supermarkets	$117,661	$79,419
Loan receivable	589,159	-
Travel advances to employees	21,785	22,648
Others	1,028	3,361
	729,633	105,428
Less: allowance for doubtful accounts	(230,330)	(11,457)
	$499,303	$93,971